Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,841.73
Total Transaction Valuation	13,336,178.34
Total Offset Amount	0.00
Net Fee	$ 1,841.73
Offering Table N/A
Offset Table N/A	N/A